Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 2,414	$ 2,396
Investment income due and accrued	1,124	1,231
Property and equipment	666	607
Right-of-use assets	785	753
Deferred acquisition costs	152	158
Prepaid expenses	1,136	1,089
Accrued post-retirement benefit assets	50	98
Other	135	110
Total other assets	6,462	6,442	$ 4,279
Amortization expense, deferred acquisition costs	$ 25	$ 53